Fixed Assets	12 Months Ended
Dec. 31, 2013
Fixed Assets
4.	Fixed Assets

Fixed assets consisted of the following:

	December 31,
	2013	2012
Manufacturing and lab equipment	$775,872	$288,434
Office furniture and equipment	59,095	6,646
Computers	110,857	7,332
Leasehold improvements	—	5,957

	945,824	308,369
Less accumulated depreciation and amortization	(115,118)	(13,892)

	$830,706	$294,477

Depreciation expense for years ended December 31, 2013 and 2012 and for the period from inception (August 29, 2011) through December 31, 2013 was $112,380, $13,892 and $126,272, respectively.